October 1, 2020

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Bragg Capital Trust, File Nos. 333-85850 and 811-21073

Dear Sir/Madam:

On behalf of the Bragg Capital Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 34 to the Trust’s Registration Statement (the “Amendment”). The Amendment is filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended. The main purpose of the filing is to create new share classes, Investor Class, Advisor Class, and Institutional Class, for the Queens Road Small Cap Value Fund

Very truly yours,

/s/ Joshua J. Hinderliter
Joshua J. Hinderliter